Share-Based Compensation - Narrative (Details) - USD ($)			12 Months Ended
	May 25, 2016	Oct. 16, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SHARE-BASED COMPENSATION
Performance Targets Probability Of Occurring					100.00%
Employee service share-based compensation, tax benefit from exercise of stock options			$ 2,000,000	$ 3,000,000	$ 1,000,000
Service-Based Awards [Member]
SHARE-BASED COMPENSATION
Weighted average grant date fair value (in USD per share)			$ 27.85	$ 26.14	$ 47.44
Fair value of vested shares			$ 18,000,000	$ 10,000,000	$ 7,000,000
Restricted Stock Units
SHARE-BASED COMPENSATION
Vesting period of award without rights		4 years 2 months 12 days
Weighted average grant date fair value (in USD per share)			$ 27.85
Granted (in shares)			407,184
Vested (in shares)			575,322
Share-based compensation expense			$ 5,000,000	$ 8,000,000	$ 2,000,000
Restricted Stock Awards
SHARE-BASED COMPENSATION
Vesting period of award with rights		3 years
Performance Shares
SHARE-BASED COMPENSATION
Weighted average grant date fair value (in USD per share)			$ 24.98	$ 34.45
Granted (in shares)			90,072	0
Fair value of vested shares			$ 2,000,000	$ 4,000,000
Vested (in shares)			92,000		0
Incentive Units
SHARE-BASED COMPENSATION
Share-based compensation expense			$ 0	$ 0	$ 15,000,000
Omnibus Incentive Plan
SHARE-BASED COMPENSATION
Number of shares of common stock authorized (in shares)			13,199,096
Number of shares subject to outstanding equity awards (in shares)			1,411,236
Percentage of number of outstanding shares over number of shares reserved and available for issuance by which number of shares reserved is adjusted, more than			10.00%
Non-Employee Directors | Omnibus Incentive Plan
Share-Based Compensation Plan and Restricted Stock Units and Awards
Maximum cash and equity-based awards to non-employee directors per calendar year	$ 500,000
Minimum
SHARE-BASED COMPENSATION
Vesting period of award with rights			2 years
OM Loans
SHARE-BASED COMPENSATION
Share-based compensation expense					$ 6,000,000